ARMADA FUNDS

                               A, B, and C Shares

     Supplement dated March 2, 2005 to the Prospectus dated October 1, 2004

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

THE FOLLOWING PARAGRAPH SUPPLEMENTS THE INFORMATION UNDER THE HEADING "SMALL VALUE EQUITY INVESTMENT MANAGEMENT TEAM" FOUND ON PAGE 83 OF THE PROSPECTUS.

Ori Elan has joined the Small Value Equity Investment Management Team as an Equity Analyst. Ori previously worked for the corporate parent, National City Corporation, as part of the MBA Corporate Associate Program, supporting National Consumer Finance, Charitable and Retirement Services, and Corporate Planning. In 2004, his program rotation concluded with the Adviser as part of the Quantitative Analysis team. He joined the Adviser in 2005.

David F. Cooley, CFS, CPA, Chris Staneluis and Walid Abdul-Karim have resigned from the International Equity, Small- and Mid-Growth Equity and Quantitative Analysis Investment Management Teams, respectively.

THE INFORMATION FOR MR. COOLEY AND MR. STANELUIS UNDER THE HEADINGS "INTERNATIONAL EQUITY INVESTMENT MANAGEMENT TEAM" AND "SMALL- AND MID-GROWTH EQUITY INVESTMENT MANAGEMENT TEAM" FOUND ON PAGE 81 AND 82, RESPECTIVELY, OF THE PROSPECTUS IS DELETED. THE INFORMATION FOR MR. ABDUL-KARIM SUPPLIED IN THE SUPPLEMENT DATED NOVEMBER 30, 2004 IS DELETED.


On February 11, 2005, the Board of Directors of the Armada Funds approved investment by the Equity Funds, Fixed Income Funds and Asset Allocation Funds in iShares SM Trust, DIAMONDS Trust, SPDR Trust and Mid-Cap SPDR Trust.

THE FOLLOWING PARAGRAPH SHOULD BE INSERTED AFTER THE SECTION ENTITLED "FIXED INCOME SECURITIES" FOUND ON PAGE 70 OF THE PROSPECTUS.

EXCHANGE-TRADED FUNDS
Each Fund (except the Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, and Pennsylvania Intermediate Municipal Bond
Fund) may invest in various types of exchange-traded funds ("ETFs"). ETFs own stocks included in a particular index and changes in the market price of ETFs (before deducting the ETFs' expenses) are generally expected to track the movement of the associated index relatively closely. However, the price movement of ETFs may not perfectly parallel the price action of the associated indices. To the extent a Fund invests in ETFs, shareholders of the Fund may be subject to duplicative management fees. ETFs include iShares SM, Standard & Poor's Depositary Receipts TM ("SPDRs"), S&P Sector SPDRs, DIAMONDS, and other security baskets. iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy. SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Fund may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

Effective March 1, 2005, National City Investment Management Company (the "Adviser") will change its fee waiver on the Class A, B and C Shares of the Balanced Allocation, Small Cap Growth and Mid Cap Growth Funds. In connection with these changes, information relating to the fund expenses presented in the prospectus will change as follows:

A FOOTNOTE #4 DESIGNATION IS ADDED NEXT TO THE" INVESTMENT ADVISORY FEES" CAPTION FOR CLASS A, B AND C SHARES OF THE BALANCED ALLOCATION FUND IN THE "ANNUAL FUND OPERATING EXPENSES" TABLE FOUND ON PAGE 39 OF THE PROSPECTUS.

FOOTNOTE #4 TO THE "ANNUAL FUND OPERATING EXPENSES" TABLES ON PAGES 39 AND 40 IS SUPPLEMENTED WITH THE FOLLOWING ADDITIONAL INFORMATION RELATING TO THE BALANCED ALLOCATION FUND:

Effective March 1, 2005, the Adviser may waive a portion of its advisory fee for the Balanced Allocation Fund during the current fiscal year in order to maintain the stated Total Expenses for Class A, Class B and Class C of 1.23%, 1.93% and 1.93%, respectively. The Adviser may waive up to 0.10% of its advisory fee for the Balanced Allocation Fund. This fee waiver is voluntary and may be revised or discontinued at any time.

A FOOTNOTE #7 DESIGNATION IS ADDED NEXT TO THE "INVESTMENT ADVISORY FEES" CAPTION FOR CLASS A, B AND C SHARES OF THE SMALL CAP GROWTH FUND IN THE "ANNUAL FUND OPERATING EXPENSES" TABLE FOUND ON PAGE 24 OF THE PROSPECTUS.

FOOTNOTE #7 ON PAGE 25 TO THE "ANNUAL FUND OPERATING EXPENSES" TABLES ON PAGES 22 TO 24 IS SUPPLEMENTED WITH THE FOLLOWING ADDITIONAL INFORMATION RELATING TO THE SMALL CAP GROWTH FUND AND MID CAP GROWTH FUND:

Effective March 1, 2005, the Adviser may waive a portion of its advisory fees for the Small Cap Growth Fund during the current fiscal year. The Adviser has revised the advisory fee waiver for the Mid Cap Growth Fund. The Adviser may waive an additional 0.10% of its advisory fees over the applied, planned waivers noted below. These fee waivers are voluntary and may be discontinued at anytime. The Investment Advisory Fees and Total Annual Fund Operating Expenses for these Funds for the current fiscal year are expected to be:



                                             TOTAL        TOTAL        TOTAL
                               ADVISORY     EXPENSES     EXPENSES     EXPENSES
                 FUND            FEES       (CLASS A)    (CLASS B)    (CLASS C)
    Mid Cap Growth Fund          0.45%        1.28%        1.96%        1.96%
    Small Cap Growth Fund        0.55%        1.50%        2.18%        2.18%






          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                  ARMADA FUNDS

                                    I Shares

     Supplement dated March 2, 2005 to the Prospectus dated October 1, 2004

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

THE FOLLOWING PARAGRAPH SUPPLEMENTS THE INFORMATION UNDER THE HEADING "SMALL VALUE EQUITY INVESTMENT MANAGEMENT TEAM" FOUND ON PAGE 78 OF THE PROSPECTUS.

Ori Elan has joined the Small Value Equity Investment Management Team as an Equity Analyst. Ori previously worked for the corporate parent, National City Corporation, as part of the MBA Corporate Associate Program, supporting National Consumer Finance, Charitable and Retirement Services, and Corporate Planning. In 2004, his program rotation concluded with the Adviser as part of the Quantitative Analysis team. He joined the Adviser in 2005.

David F. Cooley, CFS, CPA, Chris Staneluis and Walid Abdul-Karim have resigned from the International Equity, Small- and Mid-Growth Equity and Quantitative Analysis Investment Management Teams, respectively.

THE INFORMATION FOR MR. COOLEY AND MR. STANELUIS UNDER THE HEADINGS "INTERNATIONAL EQUITY INVESTMENT MANAGEMENT TEAM" AND "SMALL- AND MID-GROWTH EQUITY INVESTMENT MANAGEMENT TEAM" FOUND ON PAGE 76 AND 77, RESPECTIVELY, OF THE PROSPECTUS IS DELETED. THE INFORMATION FOR MR. ABDUL-KARIM SUPPLIED IN THE SUPPLEMENT DATED NOVEMBER 30, 2004 IS DELETED.


On February 11, 2005, the Board of Directors of the Armada Funds approved investment by the Equity Funds, Fixed Income Funds and Asset Allocation Funds in iShares SM Trust, DIAMONDS Trust, SPDR Trust and Mid-Cap SPDR Trust.

THE FOLLOWING PARAGRAPH SHOULD BE INSERTED AFTER THE SECTION ENTITLED "FIXED INCOME SECURITIES" FOUND ON PAGE 65 OF THE PROSPECTUS.

EXCHANGE-TRADED FUNDS
Each Fund (except the Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, and Pennsylvania Intermediate Municipal Bond
Fund) may invest in various types of exchange-traded funds ("ETFs"). ETFs own stocks included in a particular index and changes in the market price of ETFs (before deducting the ETFs' expenses) are generally expected to track the movement of the associated index relatively closely. However, the price movement of ETFs may not perfectly parallel the price action of the associated indices. To the extent a Fund invests in ETFs, shareholders of the Fund may be subject to duplicative management fees. ETFs include iShares SM, Standard & Poor's Depositary Receipts TM ("SPDRs"), S&P Sector SPDRs, DIAMONDS, and other security baskets. iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy. SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Fund may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

Effective March 1, 2005, National City Investment Management Company (the "Adviser") will change its fee waiver on the Class I Shares of the Balanced Allocation, Small Cap Growth and Mid Cap Growth Funds. In connection with these changes, information relating to the fund expenses presented in the prospectus will change as follows:

A FOOTNOTE #1 DESIGNATION IS ADDED NEXT TO THE" INVESTMENT ADVISORY FEES" CAPTION FOR CLASS I SHARES OF THE BALANCED ALLOCATION FUND IN THE "ANNUAL FUND OPERATING EXPENSES" TABLE FOUND ON PAGE 37 OF THE PROSPECTUS.

FOOTNOTE #1 TO THE "ANNUAL FUND OPERATING EXPENSES" TABLES ON PAGES 38 IS SUPPLEMENTED WITH THE FOLLOWING ADDITIONAL INFORMATION RELATING TO THE BALANCED ALLOCATION FUND:

Effective March 1, 2005, the Adviser may waive a portion of its advisory fee for the Balanced Allocation Fund during the current fiscal year in order to maintain the stated Total Expenses for Class I of 0.98%. The Adviser may waive up to 0.10% of its advisory fee for the Balanced Allocation Fund. This fee waiver is voluntary and may be revised or discontinued at any time.

A FOOTNOTE #3 DESIGNATION IS ADDED NEXT TO THE "INVESTMENT ADVISORY FEES" CAPTION FOR CLASS I SHARES OF THE SMALL CAP GROWTH FUND IN THE "ANNUAL FUND OPERATING EXPENSES" TABLE FOUND ON PAGE 24 OF THE PROSPECTUS.

FOOTNOTE #3 ON PAGE 24 TO THE "ANNUAL FUND OPERATING EXPENSES" TABLES ON PAGES 22 TO 24 IS SUPPLEMENTED WITH THE FOLLOWING ADDITIONAL INFORMATION RELATING TO THE SMALL CAP GROWTH FUND AND MID CAP GROWTH FUND:

Effective March 1, 2005, the Adviser may waive a portion of its advisory fees for the Small Cap Growth Fund during the current fiscal year. The Adviser has revised the advisory fee waiver for the Mid Cap Growth Fund. The Adviser may waive an additional 0.10% of its advisory fees over the applied, planned waivers noted below. These fee waivers are voluntary and may be discontinued at anytime. The Investment Advisory Fees and Total Annual Fund Operating Expenses for these Funds for the current fiscal year are expected to be:


 FUND                                 ADVISORY FEES       TOTAL EXPENSES
 Mid Cap Growth Fund                     0.45%                 1.03%
 Small Cap Growth Fund                   0.55%                 1.25%












          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                  ARMADA FUNDS

                                    R Shares

     Supplement dated March 2, 2005 to the Prospectus dated October 1, 2004

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

THE FOLLOWING PARAGRAPH SUPPLEMENTS THE INFORMATION UNDER THE HEADING "SMALL VALUE EQUITY INVESTMENT MANAGEMENT TEAM" FOUND ON PAGE 73 OF THE PROSPECTUS.

Ori Elan has joined the Small Value Equity Investment Management Team as an Equity Analyst. Ori previously worked for the corporate parent, National City Corporation, as part of the MBA Corporate Associate Program, supporting National Consumer Finance, Charitable and Retirement Services, and Corporate Planning. In 2004, his program rotation concluded with the Adviser as part of the Quantitative Analysis team. He joined the Adviser in 2005.

David F. Cooley, CFS, CPA, Chris Staneluis and Walid Abdul-Karim have resigned from the International Equity, Small- and Mid-Growth Equity and Quantitative Analysis Investment Management Teams, respectively.

THE INFORMATION FOR MR. COOLEY AND MR. STANELUIS UNDER THE HEADINGS "INTERNATIONAL EQUITY INVESTMENT MANAGEMENT TEAM" AND "SMALL- AND MID-GROWTH EQUITY INVESTMENT MANAGEMENT TEAM" FOUND ON PAGE 71 AND 72, RESPECTIVELY, OF THE PROSPECTUS IS DELETED. THE INFORMATION FOR MR. ABDUL-KARIM SUPPLIED IN THE SUPPLEMENT DATED NOVEMBER 30, 2004 IS DELETED.


On February 11, 2005, the Board of Directors of the Armada Funds approved investment by the Equity Funds, Fixed Income Funds and Asset Allocation Funds in iShares SM Trust, DIAMONDS Trust, SPDR Trust and Mid-Cap SPDR Trust.

THE FOLLOWING PARAGRAPH SHOULD BE INSERTED AFTER THE SECTION ENTITLED "FIXED INCOME SECURITIES" FOUND ON PAGE 60 OF THE PROSPECTUS.

EXCHANGE-TRADED FUNDS
Each Fund (except the Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, and Pennsylvania Intermediate Municipal Bond
Fund) may invest in various types of exchange-traded funds ("ETFs"). ETFs own stocks included in a particular index and changes in the market price of ETFs (before deducting the ETFs' expenses) are generally expected to track the movement of the associated index relatively closely. However, the price movement of ETFs may not perfectly parallel the price action of the associated indices. To the extent a Fund invests in ETFs, shareholders of the Fund may be subject to duplicative management fees. ETFs include iShares SM, Standard & Poor's Depositary Receipts TM ("SPDRs"), S&P Sector SPDRs, DIAMONDS, and other security baskets. iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy. SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Fund may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

Effective March 1, 2005, National City Investment Management Company (the "Adviser") will change its fee waiver on the Class R Shares of the Balanced Allocation, Small Cap Growth and Mid Cap Growth Funds. In connection with these changes, information relating to the fund expenses presented in the prospectus will change as follows:

A FOOTNOTE #2 DESIGNATION IS ADDED NEXT TO THE" INVESTMENT ADVISORY FEES" CAPTION FOR CLASS R SHARES OF THE BALANCED ALLOCATION FUND IN THE "ANNUAL FUND OPERATING EXPENSES" TABLE FOUND ON PAGE 37 OF THE PROSPECTUS.

FOOTNOTE #2 TO THE "ANNUAL FUND OPERATING EXPENSES" TABLES ON PAGES 38 IS SUPPLEMENTED WITH THE FOLLOWING ADDITIONAL INFORMATION RELATING TO THE BALANCED ALLOCATION FUND:

Effective March 1, 2005, the Adviser may waive a portion of its advisory fee for the Balanced Allocation Fund during the current fiscal year in order to maintain the stated Total Expenses for Class R of 1.53%. The Adviser may waive up to 0.10% of its advisory fee for the Balanced Allocation Fund. This fee waiver is voluntary and may be revised or discontinued at any time.

A FOOTNOTE #2 DESIGNATION IS ADDED NEXT TO THE "INVESTMENT ADVISORY FEES" CAPTION FOR CLASS R SHARES OF THE SMALL CAP GROWTH FUND IN THE "ANNUAL FUND OPERATING EXPENSES" TABLE FOUND ON PAGE 24 OF THE PROSPECTUS.

FOOTNOTE #2 ON PAGE 24 TO THE "ANNUAL FUND OPERATING EXPENSES" TABLES ON PAGES 22 TO 24 IS SUPPLEMENTED WITH THE FOLLOWING ADDITIONAL INFORMATION RELATING TO THE SMALL CAP GROWTH FUND AND MID CAP GROWTH FUND:

Effective March 1, 2005, the Adviser may waive a portion of its advisory fees for the Small Cap Growth Fund during the current fiscal year. The Adviser has revised the advisory fee waiver for the Mid Cap Growth Fund. The Adviser may waive an additional 0.10% of its advisory fees over the applied, planned waivers noted below. These fee waivers are voluntary and may be discontinued at anytime. The Investment Advisory Fees and Total Annual Fund Operating Expenses for these Funds for the current fiscal year are expected to be:


 FUND                                 ADVISORY FEES       TOTAL EXPENSES
 Mid Cap Growth Fund                     0.45%                 1.56%
 Small Cap Growth Fund                   0.55%                 1.78%












          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE